Related Party Transactions	6 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties:

Name of Related Party	Nature of Relationship
Guozhen Liu	Limited partner of Changxin International Limited Partnership, executive director and legal representative of Park Ha Shanghai, supervisor of XinZhan, parent of Xiaoqiu Zhang
Fujun Yu	Executive director, legal representative of Park Ha Jiangsu, supervisor of Park Ha Shanghai
Hengquan Zhang	Supervisor of Park Ha Jiangsu, parent of Xiaoqiu Zhang
Xiaoqiu Zhang	CEO, Chairperson of the board of directors, controlling shareholder of Park Ha Cayman
Li Wang	COO, Supervisor of Park Ha Investment

Due from related party

The Company made advances to Ms. Xiaoqiu Zhang for working capital to be paid on behalf of the Company. The balance due from Ms. Xiaoqiu Zhang was $37 and $35 as of April 30, 2026 and October 31, 2025, respectively.

The Company made advances to Ms. Li Wang for working capital to be paid on behalf of the Company. The balance due from Ms. Li Wang was $732 and $nil as of April 30, 2025 and October 31, 2025, respectively.

Due to related party

The Company received advances from Ms. Li Wang as working capital. The balance due to Ms. Li Wang was $nil and $7,026 as of April 30, 2026 and October 31, 2025, respectively.

The amounts due from related party and due to related party above are non-interest bearing, without maturity and due on demand.